The Company	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Nature of Operations [Text Block]

NOTE 1.  The Company

General – WaferGen Bio-systems, Inc. and its subsidiaries (the “Company”) are engaged in the development, manufacture and sale of systems for gene expression quantification, genotyping and stem cell research. The Company’s products are aimed at researchers who perform genetic analysis, primarily at pharmaceutical and biotech companies, academic and private research centers and diagnostics companies involved in biomarker discovery and genetic research. Through the SmartChip and Apollo product lines, the Company plans to provide new performance standards with significant savings in time and cost for professionals in the field of gene expression research and to facilitate biomarker discovery, toxicology, and clinical research.

Wafergen, Inc. was incorporated in the State of Delaware on October 22, 2002, and was acquired by WaferGen Bio-systems, Inc. in a reverse merger on May 31, 2007.

On August 30, 2011, the Company formed a new wholly owned subsidiary in Luxembourg to establish a presence for its marketing and research activities in Europe.

On June 30, 2014, the Company effected a reverse stock split of its common stock by a ratio of one-for-ten (the “2014 Reverse Split”). Every ten outstanding shares of common stock became one share of common stock. No fractional shares were issued in connection with the 2014 Reverse Split. Stockholders who were otherwise entitled to receive a fractional share of common stock received one whole share of common stock. The 2014 Reverse Split did not change the number of shares of common or preferred stock that the Company is authorized to issue, or the par value of the Company’s common or preferred stock.

The 2014 Reverse Split resulted in a proportionate adjustment to the per share exercise price and the number of shares of common stock issuable upon the exercise of outstanding warrants and stock options, as well as the number of shares of common stock eligible for issuance under the 2008 Stock Incentive Plan. All of the information in these financial statements has been presented to reflect the impact of the one-for-ten 2014 Reverse Split on a retroactive basis.

NOTE 1.  The Company

General.  WaferGen Bio-systems, Inc. and its subsidiaries (the “Company”) are engaged in the development, manufacture and sale of systems used for gene expression quantification, genotyping and stem cell research. The Company’s products are aimed at researchers who perform genetic analysis, primarily at pharmaceutical and biotech companies, academic and private research centers and diagnostics companies involved in biomarker discovery and genetic research. Through the SmartChip and Apollo product lines, the Company plans to provide new performance standards with significant savings in time and cost for professionals in the field of gene expression research and to facilitate biomarker discovery, toxicology, and clinical research.

Wafergen, Inc. was incorporated in the State of Delaware on October 22, 2002, and was acquired by WaferGen Bio-systems, Inc. in a reverse merger on May 31, 2007.

On January 24, 2008, the Company formed a subsidiary, WaferGen Biosystems (M) Sdn. Bhd. (“WGBM”), in Malaysia. Prior to WGBM’s liquidation on November 26, 2013, the Company owned 100% of the common stock and 17.2% (comprising shares that had been assumed by the Company) of the preference shares of this entity, with the remaining preference shares owned by Malaysian Technology Development Corporation Sdn. Bhd. (“MTDC”). See Notes 7 and 8 below.

On August 30, 2011, the Company formed a wholly owned subsidiary in Luxembourg, WaferGen Biosystems Europe S.a.r.l., to establish a presence for its marketing and research activities in Europe.

On August 27, 2013, the Company effected a reverse stock split of its common stock by a ratio of one-for-99.39 (the “2013 Reverse Split”). Every 99.39 outstanding shares of common stock became one share of common stock. No fractional shares were issued in connection with the 2013 Reverse Split. Stockholders who were otherwise entitled to receive a fractional share of common stock received one whole share of common stock. The 2013 Reverse Split did not change the number of shares of common or preferred stock that the Company is authorized to issue, or the par value of the Company’s common or preferred stock.

On June 30, 2014, the Company effected a reverse stock split of its common stock by a ratio of one-for-ten (the “2014 Reverse Split”). Every ten outstanding shares of common stock became one share of common stock. No fractional shares were issued in connection with the 2014 Reverse Split. Stockholders who were otherwise entitled to receive a fractional share of common stock received one whole share of common stock. The 2014 Reverse Split did not change the number of shares of common or preferred stock that the Company is authorized to issue, or the par value of the Company’s common or preferred stock.

The 2013 Reverse Split and 2014 Reverse Split resulted in a proportionate adjustment to the per share exercise price and the number of shares of common stock issuable upon the exercise of outstanding warrants and stock options, as well as the number of shares of common stock eligible for issuance under the 2008 Stock Incentive Plan. All of the information in these financial statements has been presented to reflect the combined impact of the 2013 Reverse Split and the 2014 Reverse Split on a retroactive basis.

On August 27, 2013, the Company entered into an exchange agreement (the “Exchange Agreement”) with investors who, in May 2011, purchased (i) certain shares of Series A-1 Convertible Preferred Stock, par value $0.001 per share, (ii) certain convertible promissory notes (“CPNs”) convertible into shares of Series A-2 Convertible Preferred Stock, par value $0.001 per share, and (iii) certain warrants (the “2011 Warrants” and together with the Series A-1 Convertible Preferred Stock and the CPNs, the “2011 Securities”) to purchase shares of common stock. Pursuant to the Exchange Agreement, these investors agreed to exchange all their 2011 Securities for shares of the Company’s common stock, shares of newly designated Series 1 Convertible Preferred Stock, par value $0.001 per share, and warrants to purchase shares of common stock (the “2013 Exchange”). In the aggregate, the Company exchanged Series A-1 Convertible Preferred Stock with a liquidation preference of $17,081,913, CPNs with a principal amount of $17,084,894 and 2011 Warrants exercisable for 56,518 shares of common stock for 2,987.0168 shares of Series 1 Convertible Preferred Stock, 106,732 shares of our common stock and warrants exercisable for 236,900 shares of common stock. These warrants are exercisable at any time before August 27, 2018, at an exercise price of $26.00 per share, with cashless exercise permitted.

The Company employed an Option Pricing Model to determine the relative fair values of securities surrendered in the 2013 Exchange, using a stock price of $20.00 and assumptions including estimated volatility of 84.26%, a risk-free interest rate of 1.16%, a zero dividend rate and an estimated remaining term of 4.00 years. The relative fair value assigned to the CPNs was $10,422,956. The excess of this amount over the net carrying amount of the liabilities relating to CPNs of $5,452,546 on the exchange date was recorded as loss on extinguishment of debt of $4,970,410 within other income and expenses. The balance related to Series A-1 Convertible Preferred Stock was transferred to additional paid-in capital within stockholders’ equity. The exchange of warrants is further described in Note 11.

On August 27, 2013 and September 30, 2013, the Company completed a private placement offering (the “2013 Private Placement”) with certain accredited investors for the sale of units at $50,000 per unit (“Unit”). Each Unit consisted of (1) either 2,500 shares of our common stock or 9.9390 shares of the Series 1 Convertible Preferred Stock and (2) warrants to purchase 1,250 shares of common stock. At the initial closing of the offering on August 27, 2013, the Company received gross proceeds of $13,668,500 and issued a total of 520,925 shares of common stock, 646.0351 shares of Series 1 Convertible Preferred Stock (convertible into a total of 162,500 shares of common stock) and 341,713 warrants. At the second and final closing of the offering on September 30, 2013, the Company received gross proceeds of $1,369,000 and issued a total of 68,450 shares of common stock and 34,225 warrants.

In total, the Company sold an aggregate of 589,375 shares of common stock, 646.0351 shares of Series 1 Convertible Preferred Stock and warrants to purchase 375,938 shares of common stock for $26.00 in the 2013 Private Placement, and received aggregate gross proceeds of $15,037,500. The Company incurred issuance costs in connection with the 2013 Private Placement totaling $2,791,359 (including the fair value of unit warrants issued to the placement agent of $1,147,021, as discussed below). The following reflects the allocation of these proceeds to the new securities issued:

Security / Account	Allocated Fair Value	Issuance Costs	Final Allocation

Common stock	$8,508,451	$(2,186,972)	$6,321,479
Series 1 Convertible Preferred Stock	2,351,376	(604,387)	1,746,989
Warrants	4,177,673	—	4,177,673

Total	$15,037,500	$(2,791,359)	$12,246,141

Subject to certain ownership limitations, the warrants are exercisable at any time within five years of the applicable issuance date at an initial exercise price of $26.00 per share with cashless exercise in the event a registration statement covering the resale of the shares of common stock underlying the warrants is not in effect within six months of the issuance of the warrants. According to the warrants’ terms at the time of issuance, a fundamental transaction could have given rise to an obligation of the Company to pay cash to its warrant holders, which prevented them from being accounted for within stockholders’ equity. Accordingly, they were recorded as liabilities on their issuance date and were revalued at each reporting date, with the change in their fair values being recorded as a gain or loss on revaluation within other income and expenses in the statement of operations until such time as their terms were amended (see Note 11).

The Company retained a placement agent in connection with the 2013 Private Placement, and pursuant to the terms of a placement agent agreement, the Company paid the placement agent an aggregate fee totaling approximately $1,339,750. In addition, the Company issued the placement agent 23.34 unit warrants at the initial closing and 2.54 unit warrants at the final closing. Each unit warrant entitles the placement agent to purchase a Unit for $50,000 with terms identical to those issued in the 2013 Private Placement, except that the warrants expire on the fifth anniversary of the issuance date of the unit warrant. The fair value of the 23.34 unit warrants issued on August 27, 2013, was estimated to be $1,036,605, using a closing stock price of $20.00 and assumptions including estimated volatility of 84.27%, a risk-free interest rate of 1.16%, a zero dividend rate and an estimated remaining term of 4.00 years. The fair value of the 2.54 unit warrants issued on September 30, 2013, was estimated to be $110,416, using a closing stock price of $19.60 and assumptions including estimated volatility of 85.06%, a risk-free interest rate of 1.01%, a zero dividend rate and an estimated remaining term of 4.00 years. The total estimated fair value of $1,147,021 was included in the 2013 Private Placement offering costs.

On January 6, 2014, the Company acquired substantially all of the assets of the product line of IntegenX Inc. (“IntegenX”) used in connection with developing, manufacturing, marketing and selling instruments and reagents relating to library preparation for next generation sequencing (“NGS”), including the Apollo 324™ instrument and the PrepX™ reagents (the “Apollo Business”). See Note 3 below.

On August 27, 2014, the Company completed a public offering (the “2014 Public Offering”) of 2,000 Units (the “Units”) for $10,000 per Unit, with each Unit consisting of 2,000 shares of the Company’s common stock and 2,000 warrants to purchase one share of common stock. In aggregate, the Company issued 4,000,000 shares of its common stock (excluding 600,000 shares of common stock sold by certain stockholders to the underwriters) and 4,600,000 warrants to purchase shares of its common stock (inclusive of 600,000 shares of common stock sold by the Company from the full exercise of the overallotment option of warrants granted to the underwriters). Subject to certain ownership limitations, the warrants are exercisable at any time within five years of their issuance date at an exercise price of $5.00 per share. The total gross proceeds from the offering to the Company were $20,000,006. After deducting underwriting discounts, commissions and offering expenses payable by the Company, the aggregate net proceeds received by the Company totaled approximately $18.0 million.

The Company retained underwriters in connection with the 2014 Public Offering, and pursuant to the terms of an underwriting agreement, the Company paid the underwriters an aggregate fee totaling approximately $1,675,000. In addition, the Company issued the underwriters 120,000 warrants at the closing of the 2014 Offering, each warrant entitling the holder to purchase one share of common stock for $6.25 at any time within five years of their issuance date. The aggregate fair value of these warrants when they were issued on August 27, 2014, was estimated to be $395,766, using a closing stock price of $4.60 and assumptions including estimated volatility of 108.07%, a risk-free interest rate of 1.48%, a zero dividend rate and an estimated remaining term of 4.50 years. This estimated fair value was recorded in offering costs.